iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  39 .7%
iShares Core U.S. REIT ETF ................. 33,749 $ 2,179,848
iShares Russell 1000 ETF ................... 84,964 33,376,408
iShares Russell 2000 ETF
(b)
.................. 3,568 991,797
36,548,053
a
Domestic Fixed Income  —  35 .1%
iShares 0-5 Year TIPS Bond ETF .............. 9,111 948,911
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 50,514 2,506,000
iShares 10-20 Year Treasury Bond ETF .......... 18,745 1,871,313
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 79,992 4,206,779
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 55,093 2,935,906
iShares MBS ETF ........................ 84,885 8,045,400
iShares U.S. Treasury Bond ETF .............. 516,575 11,788,242
32,302,551
a
International Equity  —  25 .1%
iShares Core MSCI Emerging Markets ETF ....... 88,619 6,955,705
iShares Core MSCI International Developed Markets
ETF ................................ 161,106 14,232,104
Security Shares Value
a
International Equity — 25.1% (continued)
iShares Global Infrastructure ETF .............. 26,986 $ 1,849,351
23,037,160
a
Total Long-Term Investments — 99.9%
(Cost: $ 82,650,179 ) ................................. 91,887,764
a
Short-Term Securities
Money Market Funds  —  5 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (c) (d)
...................... 4,928,517 4,929,995
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (c)
............................ 152,900 152,900
a
Total Short-Term Securities — 5.5%
(Cost: $ 5,082,627 ) .................................. 5,082,895
Total Investments — 105.4%
(Cost: $ 87,732,806 ) ................................. 96,970,659
Liabilities in Excess of Other Assets — ( 5 .4 ) % ............... (4,930,533)
Net Assets — 100.0% ................................. $ 92,040,126
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,708,452 $ 3,223,102
(a)
$ — $ (1,733) $ 174 $ 4,929,995 4,928,517 $ 14,770
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 102,294 50,606
(a)
— — — 152,900 152,900 4,869 —
iShares 0-5 Year TIPS
Bond ETF ..... 232,807 763,202 (57,809) 911 9,800 948,911 9,111 6,863 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,398,079 1,285,694 (142,679) 6,183 (41,277) 2,506,000 50,514 73,781 —
iShares 10-20 Year
Treasury Bond ETF 697,200 1,258,144 (55,563) 3,776 (32,244) 1,871,313 18,745 37,341 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 2,148,093 2,265,400 (193,361) 6,986 (20,339) 4,206,779 79,992 104,600 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,402,256 1,665,653 (119,693) 8,113 (20,423) 2,935,906 55,093 73,684 —
iShares Core MSCI
Emerging Markets
ETF ......... 3,072,969 2,930,880 (310,985) 62,838 1,200,003 6,955,705 88,619 72,464 —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
LifePath
®
Target Date 2035 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 7,489,641 $ 6,556,615 $ (1,441,618) $ 114,094 $ 1,513,372 $ 14,232,104 161,106 $ 191,769 $ —
iShares Core U.S.
REIT ETF ..... 1,260,449 1,114,192 (447,448) 750 251,905 2,179,848 33,749 39,077 —
iShares Global
Infrastructure ETF 844,489 866,280 (55,598) 16,542 177,638 1,849,351 26,986 18,719 —
iShares MBS ETF . 4,368,799 4,285,469 (670,981) 18,861 43,252 8,045,400 84,885 193,649 —
iShares Russell 1000
ETF ......... 17,171,047 15,381,730 (2,236,109) 341,654 2,718,086 33,376,408 84,964 187,530 —
iShares Russell 2000
ETF ......... 525,220 450,885 (152,843) 8,359 160,176 991,797 3,568 5,726 —
iShares U.S. Treasury
Bond ETF ..... 6,470,725 6,339,552 (966,386) 10,206 (65,855) 11,788,242 516,575 235,063 —
$ — $ 597,540 $ 5,894,268
$ 96,970,659
$ 1,259,905 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 91,887,764 $ — $ — $ 91,887,764
Short-Term Securities
Money Market Funds ...................................... 5,082,895 — — 5,082,895
$ 96,970,659 $ — $ — $ 96,970,659
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security